Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
In accordance with ASC 820, assets and liabilities measured at fair value on a recurring basis are as follows:

September 30, 2014	Recurring Fair Value Measures
	Level 1	Level 2	Level 3	Total
Assets
Equity securities:
Common stock	$6,961	$—	$41,718	$48,679
Preferred stock	—	7,476	—	7,476
Fixed maturities:
U.S. Treasury and Federal agencies	44,925	—	—	44,925
State and political subdivision bonds	—	171,501	—	171,501
Residential mortgage-backed securities	—	481,290	—	481,290
Corporate bonds	—	863,885	—	863,885
Commercial mortgage-backed securities	—	82,192	—	82,192
Asset-backed other securities	—	5,458	—	5,458
Foreign government	—	5,907	—	5,907
Short term investments	—	2,901	—	2,901
Other investments	—	—	4,095	4,095
Total assets	$51,886	$1,620,610	$45,813	$1,718,309
NGHC	$27,974	$1,409,284	$45,813	1,483,071
Reciprocal Exchanges	23,912	211,326	—	235,238
Total assets	$51,886	$1,620,610	$45,813	$1,718,309

Liabilities
Securities sold under agreements to repurchase	$—	$95,362	$—	$95,362
Total liabilities	$—	$95,362	$—	$95,362

December 31, 2013	Recurring Fair Value Measures
	Level 1	Level 2	Level 3	Total
Assets
Equity securities:
Common stock	$1,939	$—	$—	$1,939
Preferred stock	—	4,348	—	4,348
Fixed maturities:
U.S. Treasury and Federal agencies	31,575	—	—	31,575
State and political subdivision bonds	—	99,584	—	99,584
Residential mortgage-backed securities	—	269,429	—	269,429
Corporate bonds	—	491,795	—	491,795
Commercial mortgage-backed securities	—	8,128	—	8,128
Other investments	—	—	2,893	2,893
Total assets	$33,514	$873,284	$2,893	$909,691

Liabilities
Securities sold under agreements to repurchase	$—	$109,629	$—	$109,629
Total liabilities	$—	$109,629	$—	$109,629